INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
INTANGIBLE ASSETS, NET
Summary of intangible assets

	June 30,	December 31,
	2025	2024
Copyrights	$724,312	$710,846
Software	71,933	69,273
Less: accumulated amortization	(626,115)	(538,907)
	$170,130	$241,212